Leases - Schedule of Operating Lease Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Lease Cost [Abstract]
Right-of-use assets	$ 3,228	$ 1,874
Operating lease liabilities – current	1,027	1,257
Operating lease liabilities – non-current	2,172	683
Total operating lease liabilities	$ 3,199	$ 1,940
Weighted average remaining lease term (years)	4 years 7 months 13 days
Weighted average discount rate	4.03%